Debt (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2024	Apr. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Interest rate	0.00%	0.00%	0.00%	0.00%	0.00%
Imputed interest rate	8.00%		8.00%		8.00%
Default interest rate	20.00%		20.00%		20.00%
Beginning Balance			$ 563,000	$ 563,000	$ 563,000	$ 563,000
Proceeds from issuance of note					300,000	250,000
Amortization of debt discount				31,677	31,677	133,296
Ending Balance	$ 563,000		$ 563,000		$ 563,000	563,000
Shareholder And Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest rate							0.00%	8.00%
Imputed interest rate					8.00%
Default interest rate							20.00%	20.00%
Shareholder And Director [Member] | Note Payable1 Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance dates of notes			August 2022		August 2022
Maturity date			December 2025		December 2025
Interest rate	10.00%		10.00%		10.00%
Default interest rate	20.00%		20.00%		20.00%
Collateral			PET-CT Imaging Device		PET-CT Imaging Device
Beginning Balance			$ 1,200,000	1,200,000	$ 1,200,000	1,161,728
Proceeds from issuance of note
Repayments
Discount In Debt To Related Party
Amortization of debt discount						38,272
Ending Balance					1,200,000	1,200,000
Balance - December 31, 2024			1,200,000	1,200,000	1,200,000
Balance - September 30, 2025	$ 1,200,000		$ 1,200,000		$ 1,200,000	1,200,000
Shareholder And Director [Member] | Note Payable2 Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance dates of notes			April 2023		April 2023
Maturity date			March 2025		March 2025
Interest rate	8.00%		8.00%		8.00%
Default interest rate	20.00%		20.00%		20.00%
Collateral			PET-CT Imaging Device		PET-CT Imaging Device
Beginning Balance			$ 150,000	218,325	$ 218,325
Proceeds from issuance of note						500,000
Repayments			(150,000)		(100,000)	(250,000)
Discount In Debt To Related Party					(100,000)	(126,699)
Amortization of debt discount					31,675	95,024
Ending Balance					150,000	218,325
Balance - December 31, 2024			150,000	218,325	218,325
Balance - September 30, 2025					$ 150,000	218,325
Shareholder And Director [Member] | Note Payable3 Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance dates of notes			August 2024		August 2024
Maturity date			December 2024		December 2024
Interest rate	0.00%		0.00%		0.00%
Imputed interest rate	8.00%		8.00%		8.00%
Default interest rate	20.00%		20.00%		20.00%
Collateral			PET-CT Imaging Device		PET-CT Imaging Device
Beginning Balance			$ 100,000
Proceeds from issuance of note					100,000
Repayments			(100,000)
Discount In Debt To Related Party
Amortization of debt discount
Ending Balance					100,000
Balance - December 31, 2024			100,000
Balance - September 30, 2025					100,000
Shareholder And Director [Member] | Note Payable Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance			1,450,000	1,418,325	1,418,325	1,161,728
Proceeds from issuance of note			100,000		100,000	500,000
Repayments			(350,000)		(100,000)	(250,000)
Discount In Debt To Related Party					(100,000)	(126,699)
Amortization of debt discount					31,675	133,296
Ending Balance					1,450,000	1,418,325
Balance - December 31, 2024			1,450,000	1,418,325	1,418,325
Balance - September 30, 2025	$ 1,200,000		$ 1,200,000		1,450,000	1,418,325
Shareholder And Director [Member] | Note Payable4 Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance dates of notes			February 2025
Maturity date			March 2025
Interest rate	0.00%		0.00%
Imputed interest rate	8.00%		8.00%
Default interest rate	0.00%		0.00%
Collateral			Unsecured
Proceeds from issuance of note			$ 100,000
Repayments			(100,000)
Amortization of debt discount
Balance - December 31, 2024
Balance - September 30, 2025